Document And Entity Information	Dec. 07, 2022
Document Information Line Items
Entity Registrant Name	BIOMERICA, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000073290
Document Period End Date	Dec. 07, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37863
Entity Tax Identification Number	95-2645573
Entity Address, Address Line One	17571 Von Karman Ave
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	645-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false